RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Related Party Transaction [Line Items]
Advances from affiliated company	$ 1,028,318	$ 556,418
VIE and its subsidiaries
Related Party Transaction [Line Items]
Advances from affiliated company	1,028,318	556,418
Affiliated Entity [Member] | VIE and its subsidiaries
Related Party Transaction [Line Items]
Sales to affiliated companies	0	122,189	$ 31,587
Advances from affiliated company	$ 0	$ 8,740